Composition of Certain Financial Statement Captions (Tables)	12 Months Ended
Dec. 31, 2018
Composition Of Certain Financial Statement Captions [Abstract]
Other Current Assets

As of December 31, 2018 and 2017, other current assets were comprised of the following (in thousands):

	December 31,
	2018	2017
Prepaid services, current	$166	$121
Prepaid insurance	564	556
Other receivables	55	103
	$785	$780

Property and Equipment, net

As of December 31, 2018 and 2017, property and equipment, net, were comprised of the following (in thousands):

	December 31,
	2018	2017
Office and computer equipment	$1,279	$1,041
Leasehold improvements	1,682	1,686
Property and equipment – gross	2,961	2,727
Less accumulated depreciation	(662)	(402)
Property and equipment – net	$2,299	$2,325

Other Assets	As of December 31, 2018 and 2017, other assets were comprised of the following (in thousands):
	December 31,
	2018	2017
Deposits	$39	$42
	$39	$42

Accounts Payable and Accrued Expenses

As of December 31, 2018 and 2017, accounts payable and accrued expenses were comprised of the following (in thousands):

	December 31,
	2018	2017
Accrued expenses	$824	$1,182
Accounts payable	721	1,297
Accrued payroll and bonus	423	750
Accrued legal fees	186	509
Accrued vacation	192	64
Accrued R&D studies	230	285
Other current liabilities	201	119
	$2,777	$4,206